Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 05, 2021 the Group has no related parties in accordance with the IAS 24 definition who are not members of the Group. Prior to the completion of the IPO Evotec AG were deemed to be a related party through the significance of their shareholding in Exscientia plc. During the period from January 01, 2021 to October 05, 2021 the Group had three main arrangements with Evotec AG and its affiliates:
•A joint operation set up for the development of three compounds, with each party originally retaining a 50% ownership of the underlying IP. Evotec AG has invoiced the Group £223,000 during the period from January 01, 2021 to October 05, 2021 in relation to this joint operation, of which £nil was outstanding at December 31, 2021 (year ended December 31, 2020: £678,000 invoiced and nil outstanding at the end of that period). The corresponding expenses related to these amounts are recognised within research and development expenses.
30.Related party transactions (continued)
•.As part of this joint operation, Aptuit (Verona) SRL (an affiliate of Evotec AG) has been engaged to carry out the preclinical toxicology and manufacturing work for the lead compound. The costs of this arrangement are shared equally between Evotec AG and Exscientia AI Limited. The entity has invoiced the Group £724,000 during the period from January 01, 2021 to October 05, 2021, of which £nil was outstanding at December 31, 2021 (year ended December 31, 2020: £146,000, of which £nil was outstanding at the end of that period). The corresponding expenses related to these amounts are recognised within research and development expenses.
•.Exscientia AI Limited has a services arrangement with Evotec, pursuant to which it has engaged Evotec as a contract research organisation to help deliver candidate compounds under its collaboration agreement with Celgene Corporation. The entity has invoiced £9,983,000 during the period from January 01, 2021 to October 05, 2021, of which £nil was outstanding at December 31, 2021. (year ended December 31, 2020: £12,843,000, of which £878,000 was outstanding at the end of that period). The corresponding expenses related to these amounts are recognised within cost of sales.
The Group has undertaken three transactions with RE Ventures I, LLC:
•.Additional capital contributions of £1,424,000, with no amounts outstanding as at December 31, 2021 (2020: £1,070,000 with £nil outstanding). No shares were issued as a result of the capital contributions. The Group equity accounts for the Group’s joint venture with RallyBio and as such capital contributions are recognised as an increase in the Group’s investment in joint venture, with the Group’s share of losses for the period recognised as a share of loss in joint venture and as a reduction in the investment.
•.Research Services Agreement, where RE Ventures I, LLC has engaged Exscientia AI Limited to utilize its proprietary technology on the development of novel compounds. £330,000 was recognised in revenue for the year ended December 31, 2021 (2020: £776,000).
•.Research and development costs totaling £145,000 (2020: £14,000) have been recharged to RE Ventures I, LLC, with a further £98,000 contract assets recognised at December 2021 (2020: £nil).